Income Taxes - Summary of Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (10,000)	$ (9,000)	$ 2,000
Effective tax rate	0.00%	0.00%	0.00%
Norwegian Tonnage Tax Regime [Member]
Income Tax Rate Reconciliation
Income tax benefit (expense)			$ 20,000
Effective tax rate	22.00%	22.00%	23.00%
UK tax
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (10,000)	$ (9,000)	$ (18,000)
Effective tax rate	19.00%	20.00%	20.00%